Related Party Transactions and Balances - Additional Information - Shuttle Tankers (Detail) - Shuttle Tankers [Member] $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2015 vessel	Sep. 30, 2016 vessel	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor (in years)	15 years
Number of vessels	3	1
Newbuildings [Member]
Related Party Transaction [Line Items]
Number of vessels	3
Expenses from transactions with related party | $			$ 2.2